real estate joint ventures and investment in associate - Summarized financial information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2013 item	Jun. 30, 2020 CAD ($)	Mar. 31, 2020 CAD ($)	Jan. 13, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Jun. 30, 2019 CAD ($)	Mar. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Current assets
Cash and temporary investments, net		$ 971	$ 1,058		$ 535	$ 217	$ 588	$ 414
Total		4,420			4,353
Non-current assets
Other		1,355			919
Total		35,888			33,632
Total		40,308			37,985
Current liabilities
Accounts payable and accrued liabilities		2,873			2,749
Total		4,850			5,574
Non-current liabilities
Non-current		17,956			17,142
Other		1,157			806
Total		23,078			21,752
Liabilities		27,928			27,326
Owners' equity
TELUS		12,046			10,548	10,504
Other partners		334			111
Total		12,380			10,659	$ 10,596		$ 10,179
Total		40,308			37,985
Miovision Technologies Incorporated
Disclosure of associates
Consideration in cash				$ 73
Ownership interest in businesses acquired (as a percentage)				28.00%
Real estate joint ventures
Current assets
Cash and temporary investments, net		8			15
Other		17			18
Total		25			33
Non-current assets
Investment property under development		331			318
Other		14			2
Total		345			320
Total		370			353
Current liabilities
Accounts payable and accrued liabilities		40			25
Construction holdback liabilities					15
Total		40			40
Non-current liabilities
Other					3
Total		342			315
Liabilities		382			355
Owners' equity
TELUS		(3)			1
Other partners		(9)			(3)
Total		(12)			(2)
Total		370			353
Real estate joint ventures | Construction credit facility commitment
Non-current liabilities
Non-current		$ 342			$ 312
TELUS Sky real estate joint venture
Real estate joint ventures
Number of other partners in the transaction | item	2